Document And Entity Information	12 Months Ended
Dec. 31, 2015 shares
Document Information [Line Items]
Entity Registrant Name	Hoegh LNG Partners LP
Entity Central Index Key	0001603016
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Trading Symbol	HMLP
Entity Common Stock, Shares Outstanding	13,156,060
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2015
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2015
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes